TALCOTT RESOLUTION LIFE INSURANCE COMPANY
TALCOTT RESOLUTION LIFE INSURANCE COMPANY SEPARATE ACCOUNT SEVEN

File No. 333-176150
Personal Retirement Manager Series III
Huntington Personal Retirement Manager Series III

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY SEPARATE ACCOUNT SEVEN

File No. 176152
Personal Retirement Manager Series III

Supplement Dated August 30, 2019 to your Prospectus Dated May 1, 2019

This supplement supercedes and replaces the supplement filed for the Portfolio on August 15, 2019.

Effective October 1, 2019, all references to PIMCO Global Multi-Asset Managed Allocation Portfolio in the Prospectus are deleted and replaced with PIMCO Global Managed Asset Allocation Portfolio.

This Supplement Should Be Retained With Your Prospectus For Future Reference.

HV-7775